Net Loss Per Share - Computation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (19,376)	$ (1,109)	$ (12,024)	$ (9,964)
Weighted-average basic shares outstanding (in shares)	37,525	30,904	75,791	76,431
Weighted-average diluted shares outstanding (in shares)	37,525	30,904	75,791	76,431
Basic net loss per share (in usd per share)	$ (0.52)	$ (0.04)	$ (0.16)	$ (0.13)
Diluted net loss per share (in usd per share)	$ (0.52)	$ (0.04)	$ (0.16)	$ (0.13)
Class 1
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (2,748)	$ (420)	$ (4,532)	$ (3,725)
Weighted-average basic shares outstanding (in shares)	3,543	9,379	28,564	28,570
Weighted-average diluted shares outstanding (in shares)	3,543	9,379	28,564	28,570
Basic net loss per share (in usd per share)	$ (0.78)	$ (0.04)	$ (0.16)	$ (0.13)
Diluted net loss per share (in usd per share)	$ (0.78)	$ (0.04)	$ (0.16)	$ (0.13)
Class 2
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (4,030)	$ (616)	$ (6,646)	$ (5,460)
Weighted-average basic shares outstanding (in shares)	5,196	13,755	41,892	41,886
Weighted-average diluted shares outstanding (in shares)	5,196	13,755	41,892	41,886
Basic net loss per share (in usd per share)	$ (0.78)	$ (0.04)	$ (0.16)	$ (0.13)
Diluted net loss per share (in usd per share)	$ (0.78)	$ (0.04)	$ (0.16)	$ (0.13)
Class 3
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (585)	$ (73)	$ (846)	$ (779)
Weighted-average basic shares outstanding (in shares)	754	1,629	5,335	5,975
Weighted-average diluted shares outstanding (in shares)	754	1,629	5,335	5,975
Basic net loss per share (in usd per share)	$ (0.78)	$ (0.04)	$ (0.16)	$ (0.13)
Diluted net loss per share (in usd per share)	$ (0.78)	$ (0.04)	$ (0.16)	$ (0.13)
Common stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (12,013)
Weighted-average basic shares outstanding (in shares)	35,206
Weighted-average diluted shares outstanding (in shares)	35,206
Basic net loss per share (in usd per share)	$ (0.34)
Diluted net loss per share (in usd per share)	$ (0.34)